Segmented Information	12 Months Ended
Dec. 31, 2012
Segmented Information
Note 19.	Segmented Information

As determined under ASC Topic 280 Segment Reporting, the Company has the following segments: Canada, California and Central and Eastern U.S.

The Company is a land developer and residential homebuilder. The Company is organized and manages its business based on the geographical areas in which it operates. Each of the Company’s segments specializes in lot entitlement and development and the construction of single family and multi-family homes. The Company evaluates performance and allocates capital based primarily on return on assets together with a number of other risk factors. Earnings performance is measured using segment income before income taxes. The accounting policies of the segments are the same as those referred to in Note 1, “Significant Accounting Policies.”

The following tables summarize select information on the Company’s consolidated statements of operations and consolidated balance sheets by reportable segments:

	Year Ended December 31, 2012
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total
Revenues	$746,360	$454,292	$139,718	$—	$1,340,370
Direct cost of sales	(491,843)	(430,258)	(125,552)	—	(1,047,653)

	254,517	24,034	14,166	—	292,717
Expenses	(48,699)	(22,334)	(23,751)	(69,303)	(164,087)

Income / (loss) before income taxes	$205,818	$1,700	$(9,585)	$(69,303)	$128,630

Total assets	$1,180,332	$874,961	$700,139	$59,761	$2,815,193

	Year Ended December 31, 2011
	Canada	California	Central and Eastern U.S.	Corporate and Other	Total
Revenues	$767,241	$163,244	$77,600	$—	$1,008,085
Direct cost of sales	(505,820)	(159,565)	(74,756)	—	(740,141)

	261,421	3,679	2,844	—	267,944
Expenses	(44,265)	(17,019)	(21,056)	(55,444)	(137,784)

Income / (loss) before income taxes	$217,156	$(13,340)	$(18,212)	$(55,444)	$130,160

Total assets	$1,171,625	$692,017	$712,436	$2,721	$2,578,799

The following tables set forth information on unconsolidated entities by the Company’s reportable segments:

	Years Ended December 31
	2012	2011
Equity in Earnings from Unconsolidated Entities
Canada	$(353)	$—
California	11,237	4,256
Central and Eastern U.S.	(1,002)	(137)

Subtotal	9,882	4,119

Corporate and other	—	—

Total	$9,882	$4,119

	Years Ended December 31
	2012	2011
Investments in Unconsolidated Entities
Canada	$30,587	$12,537
California	84,274	84,181
Central and Eastern U.S.	40,491	47,103

Subtotal	155,352	143,821

Corporate and other	—	—

Total	$155,352	$143,821